As filed with the Securities and Exchange Commission on September 29, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
           ----------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                                  K&L Gates LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc
-------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                SECURITY(@)                                                                            VALUE(+)
($000's omitted)                                                                                               ($000's omitted)
ARIZONA (0.6%)
                    500         Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17                506
CALIFORNIA (1.3%)
                  1,000         Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser.
                                2003, 6.13%, due 3/1/13                                                              997
FLORIDA (0.7%)
                    500         Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr.
                                of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                                    510(B)
GUAM (0.6%)
                    500         Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005,
                                5.50%, due 7/1/16                                                                    502
LOUISIANA (2.4%)
                  1,000         Morehouse Parish Ref. PCR (Int'l Paper Co. Proj.), Ser. 2001 A,
                                5.25%, due 11/15/13                                                                  981(B)
                  1,000         Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed
                                Rev., Ser. 2001 B, 5.50%, due 5/15/30                                                904
                                                                                                                  ------
                                                                                                                   1,885
NEW YORK (145.6%)
                  3,000         Albany IDA Civic Fac. Rev. (Charitable Leadership Foundation Ctr.
                                for Med. Science Proj.), Ser. 2002 A, 6.00%, due 7/1/19                            3,010
                  1,000         Buffalo & Fort Erie Pub. Bldg. Au. Toll Bridge Sys. Rev., Ser.
                                2005, (LOC: Bank of Nova Scotia), 4.00%, due 1/1/25 Putable 7/1/10                 1,024(u)
                    500         Cattaraugus Co. IDA (St. Bonaventure Univ. Proj.), Ser. 2006 A,
                                5.00%, due 5/1/23                                                                    471(B)
                  1,000         Dutchess Co. IDA Civic Fac. Ref. Rev. (Marist College Proj.),
                                Ser. 2003 A, 5.15%, due 7/1/17                                                     1,041(B)
                  2,000         Dutchess Co. IDA Ind. Dev. Rev. (IBM Proj.), Ser. 1999, 5.45%,
                                due 12/1/29 Putable 12/1/09                                                        2,064(B)
                    500         Essex Co. IDA Solid Waste Disp. Rev. (Int'l Paper Co. Proj.),
                                Ser. 2005 A, 5.20%, due 12/1/23                                                      427(B)
                  2,000         Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 1998 A, (FSA
                                Insured), 5.50%, due 12/1/13                                                       2,237
                  1,050         Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 2006 E, (FGIC
                                Insured), 5.00%, due 12/1/21                                                       1,097
                  1,135         Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%,
                                due 9/1/14                                                                         1,230
                    750         Madison Co. IDA Civic Fac. Rev. (Oneida Hlth. Sys., Inc. Proj.),
                                Ser. 2007, 5.25%, due 2/1/27                                                         691(B)
                  2,000         Metro. Trans. Au. Ref. Rev., Ser. 2002 A, (AMBAC Insured), 5.50%,
                                due 11/15/15                                                                       2,141
                  1,000         Monroe Co. IDA Civic Fac. Rev. (Highland Hosp. Rochester), Ser.
                                2005, 5.00%, due 8/1/15                                                            1,024(B)
                    980         Monroe Co. IDA Std. Hsg. Rev. (Collegiate Hsg. Foundation -
                                Rochester Institute of Technology Proj.), Ser. 1999 A, 5.25%, due
                                4/1/19                                                                               957(B)
                  1,000         Monroe Co. Newpower Corp. Pwr. Fac. Rev., Ser. 2003, 5.10%, due
                                1/1/16                                                                             1,016
                  1,000         Monroe Co. Pub. Imp. Ref. G.O., Ser. 1996, 6.00%, due 3/1/13                       1,088
                  1,125         Nassau Co. IDA Continuing Care Retirement Comm. Rev. (The
                                Amsterdam Harborside), Ser. 2007 A, 5.88%, due 1/1/18                              1,122(B)
                  1,000         New York City G.O., Ser. 2002 A, 5.75%, due 8/1/16                                 1,089
                    750         New York City G.O., Ser. 2002 C, 5.50%, due 8/1/15                                   811
                  1,410         New York City Hlth. & Hosp. Corp. Rev., Ser. 2002 A, (FSA
                                Insured), 5.50%, due 2/15/13                                                       1,514(B)
                  4,000         New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2002
                                E-2, 5.05%, due 11/1/23                                                            3,884
                  1,000         New York City IDA Civic Fac. Rev. (Lycee Francais de New York
                                Proj.), Ser. 2002 A, (ACA Insured), 5.50%, due 6/1/15                              1,016(B)

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc (cont'd)
-------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                 SECURITY(@)                                                                           VALUE(+)
($000's omitted)                                                                                               ($000's omitted)
                  1,030          New York City IDA Civic Fac. Rev. (Lycee Francais de New York
                                 Proj.), Ser. 2002 A, (ACA Insured), 5.50%, due 6/1/17                             1,038(B)
                    100          New York City IDA Civic Fac. Rev. (Lycee Francais de New York
                                 Proj.), Ser. 2002-B, (LOC: JP Morgan Chase), 1.95%, due 8/1/08                      100(u)(B)
                  2,920          New York City IDA Civic Fac. Rev. (Packer Collegiate Institute
                                 Proj.), Ser. 2002, (AMBAC Insured), 5.00%, due 6/1/22                             2,988(B)
                    750          New York City IDA Civic Fac. Rev. (Vaughn College of Aeronautics
                                 and Technology), Ser. 2006 A, 5.00%, due 12/1/21                                    660(B)
                  1,000          New York City IDA IDR (Brooklyn Navy Yard Cogeneration Partners,
                                 L.P. Proj.), Ser. 1997, 6.20%, due 10/1/22                                        1,074(B)
                    750          New York City IDA Liberty Rev. (7 World Trade Ctr., LLC Proj.),
                                 Ser. 2005 A, 6.25%, due 3/1/15                                                      756
                  2,000          New York City IDA Spec. Fac. Rev. (Term. One Group Assoc. Proj.)
                                 Ser. 2005, 5.50%, due 1/1/19 Putable 1/1/16                                       2,060(u)(B)
                    960          New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser.
                                 1992 A, (AMBAC Insured), 5.88%, due 6/15/13                                       1,083
                  4,000          New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser.
                                 2002 D, 5.25%, due 6/15/15                                                        4,246
                  3,000          New York City Transitional Fin. Au. Ref. Rev., Ser. 2002 B,
                                 5.25%, due 2/1/29                                                                 3,153
                  2,025          New York City Transitional Fin. Au. Ref. Rev., Ser. 2002 C,
                                 (AMBAC Insured), 5.25%, due 8/1/17                                                2,142
                    750          New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.),
                                 Ser. 2006 A, 6.13%, due 2/15/19                                                     723
                  2,000          New York St. Dorm. Au. Court Fac. Lease Rev. (New York City
                                 Issue), Ser. 2003 A, 5.50%, due 5/15/17 Pre-Refunded 5/15/13                      2,219
                  1,675          New York St. Dorm. Au. Insured Rev. (Long Island Univ.), Ser.
                                 2003 A, (Radian Insured), 5.25%, due 9/1/15                                       1,741(B)
                  1,600          New York St. Dorm. Au. Insured Rev. (The Culinary Institute of
                                 America), Ser. 1999, (MBIA Insured), 5.38%, due 7/1/15                            1,640(B)
                  3,000          New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.), Ser.
                                 2003, 5.75%, due 2/15/17                                                          3,192(B)
                  1,125          New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995 A,
                                 5.63%, due 7/1/16                                                                 1,236
                  1,010          New York St. Dorm. Au. Rev. (Columbia Univ. Proj.), Ser. 2001 A,
                                 5.25%, due 7/1/16 Pre-Refunded 7/1/11                                             1,093(B)
                  2,985          New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                                 Proj.), Ser. 2001, 5.75%, due 7/1/14                                              3,094(B)
                  2,000          New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group
                                 Proj.), Ser. 2001, 5.75%, due 7/1/16                                              2,052(B)
                  2,000          New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth.), Ser. 2000 C,
                                 5.50%, due 7/1/26                                                                 2,000(B)
                  1,980          New York St. Dorm. Au. Rev. (New York Med. College Proj.), Ser.
                                 1998, (MBIA Insured), 5.00%, due 7/1/21                                           2,001(B)
                    525          New York St. Dorm. Au. Rev. (New York Methodist Hosp.), Ser.
                                 2004, 5.25%, due 7/1/18                                                             531(B)
                    500          New York St. Dorm. Au. Rev. (North Shore-Long Island Jewish
                                 Oblig. Group), Ser. 2003, 5.00%, due 5/1/18                                         508(B)
                  2,855          New York St. Dorm. Au. Rev. (Rivington House Hlth. Care Fac.),
                                 Ser. 2002, (SONYMA Insured), 5.25%, due 11/1/15                                   2,962(B)
                  2,410          New York St. Dorm. Au. Rev. (Rochester Institute of
                                 Technology Proj.), Ser. 2002 A, (AMBAC Insured), 5.25%, due 7/1/19                2,520(B)
                  3,000          New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence Proj.),
                                 Ser. 2002, (LOC: Allied Irish Bank), 4.60%, due 7/1/16                            2,958
                    900          New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore
                                 Med. Ctr.), Ser. 2008, (FHA Insured), 5.00%, due 8/1/21                             935(B)
                  1,000          New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp.
                                 Ctr.), Ser. 2006 A, 5.00%, due 7/1/20                                               972(B)
                  1,135          New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp.
                                 Ctr.), Ser. 2007 B, 5.25%, due 7/1/24                                             1,103(B)
                    250          New York St. Dorm. Au. Rev. Secured Hosp. Ref. Rev. (Brookdale
                                 Hosp. Med. Ctr.), Ser. 1998 J, 5.20%, due 2/15/16                                   253(B)

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc (cont'd)
-------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                 SECURITY(@)                                                                           VALUE(+)
($000's omitted)                                                                                               ($000's omitted)
                  3,900          New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser.
                                 2003 A, 5.38%, due 3/15/17 Pre-Refunded 3/15/13                                   4,292
                  5,000          New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated
                                 Edison Co. of New York, Inc. Proj.), Ser. 2001, 4.70%, due 6/1/36
                                 Putable 10/1/12                                                                   4,990(u)(B)
                  1,500          New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste
                                 Management, Inc. Proj.), Ser. 2004 A, 4.45%, due 7/1/17 Putable
                                 7/1/09                                                                            1,502(u)(B)
                  1,000          New York St. Env. Fac. Corp. St. Clean Wtr. & Drinking Wtr. Rev.
                                 Ser. 2008-B, 5.00%, due 6/15/28                                                   1,026
                  2,000          New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 1997-67,
                                 5.70%, due 10/1/17                                                                2,016
                  2,000          New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%, due 11/15/16
                                 Pre-Refunded 11/15/12                                                             2,194
                    250          New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc.
                                 Rev., Ser. 2002 C, 4.00%, due 1/1/20 Putable 1/1/11                                 256(u)
                  2,000          Niagara Co. IDA Civic Fac. Rev. (Niagara Univ. Proj.), Ser. 2001
                                 A, (Radian Insured), 5.50%, due 11/1/16                                           2,080(B)
                  2,500          Niagara Co. IDA Solid Waste Disp. Fac. Ref. Rev. (American
                                 Ref.-Fuel Co. of Niagara), Ser. 2001 C, 5.63%, due 11/15/24
                                 Putable 11/15/14                                                                  2,499(u)(B)
                  3,000          Port Authority of NY & NJ Rev., Ser. 2002, (AMBAC Insured),
                                 5.50%, due 12/15/12                                                               3,199
                  1,000          Saratoga Co. IDA Civic Fac. Rev. (Saratoga Hosp. Proj.), Ser.
                                 2007 B, 5.00%, due 12/1/22                                                          957(B)
                  3,000          Triborough Bridge & Tunnel Au. Gen. Purp. Ref. Rev., Ser. 2002 B,
                                 5.25%, due 11/15/18                                                               3,168
                  1,535          Ulster Co. Res. Rec. Agcy. Solid Waste Sys. Ref. Rev., Ser. 2002,
                                 (AMBAC Insured), 5.25%, due 3/1/16                                                1,631
                    500          United Nations Dev. Corp. Sr. Lien. Ref. Rev., Ser. 2004 A,
                                 5.25%, due 7/1/17                                                                   501
                  1,000          Westchester Co. IDA Continuing Care Retirement Comm. Rev. (Kendal
                                 on Hudson Proj.), Ser. 2003 B, 5.70%, due 1/1/34 Putable 1/1/10                   1,012(u)(B)
                  1,000          Yonkers IDA Civic Fac. Rev. (Comm. Dev. Properties-Yonkers,
                                 Inc.), Ser. 2001 A, 6.25%, due 2/1/16 Pre-Refunded 2/1/11                         1,075(B)
                                                                                                                 -------
                                                                                                                 114,385
PENNSYLVANIA (2.1%)
                  1,590          Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp.
                                 of the Sisters of Christian Charity Proj.), Ser. 2001, 5.90%, due
                                 1/1/17                                                                            1,623(B)

PUERTO RICO (3.3%)
                    845          Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
                                 Rev., Ser. 2002, 5.38%, due 5/15/33                                                 753
                    800          Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev., Ser. 2008
                                 2391, (AMBAC Insured), 2.44%, due 8/7/08                                            800(u)
                  1,060          Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev.
                                 (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A, (ACA
                                 Insured), 5.25%, due 8/1/16                                                       1,056(B)
                                                                                                                  ------
                                                                                                                   2,609
TEXAS (1.5%)
                    800          Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003
                                 A, 6.75%, due 4/1/38 Putable 4/1/13                                                 753(u)(B)
                    400          Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp. Rev., Ser. 2004 A1,
                                 6.15%, due 1/1/16                                                                   393(B)
                                                                                                                  ------
                                                                                                                   1,146
VIRGIN ISLANDS (1.3%)
                    250          Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA
                                 Refinery), Ser. 2003, 6.13%, due 7/1/22                                             248
                    750          Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching Fund
                                 Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22                                        758
                                                                                                                  ------
                                                                                                                   1,006

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc (cont'd)
-------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                 SECURITY(@)                                                                           VALUE(+)
($000's omitted)                                                                                               ($000's omitted)
                                 TOTAL INVESTMENTS (159.4%) (COST $125,058)                                      125,169(##)

                                 Cash, receivables and other assets, less liabilities (2.0%)                       1,619

                                 Liquidation Value of Auction Market Preferred Shares [(61.4%)]                  (48,250)

                                 TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                     $78,538

See Notes to Schedule of Investments

                                                       JULY 31, 2008 (UNAUDITED)

      NOTES TO SCHEDULE OF INVESTMENTS
      --------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2008, selected Fund information on a U.S. federal income tax basis was as follows:


(000'S OMITTED)                                                         NET
NEUBERGER BERMAN                         GROSS         GROSS     UNREALIZED
                                    UNREALIZED    UNREALIZED   APPRECIATION
                            COST  APPRECIATION  DEPRECIATION (DEPRECIATION)

CALIFORNIA              $153,500        $1,999        $2,075          $(76)
INTERMEDIATE             470,025         8,420         6,659          1,761
NEW YORK                 125,058         1,509         1,398            111

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's Ratings Services, or Fitch, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 77%, 71%, and 66% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)   Security is guaranteed by the corporate or non-profit obligor.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2008.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements.

                                                       JULY 31, 2008 (UNAUDITED)

(a) Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.





For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

     On September 15, 2008 Lehman Brothers Holdings Inc., a publicly owned holding company which wholly owns Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC, filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code.

     On September 29, 2008 it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC agreed to acquire, subject to certain approvals including the Lehman Brothers Holdings Inc. bankruptcy court approval, Neuberger Berman and the fixed income and certain alternative asset management businesses of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman Brothers Holdings Inc.

     In the meantime, Neuberger Berman Management LLC, Neuberger Berman, LLC and Lehman Brothers Asset Management LLC will continue to operate in the ordinary course of business as the investment manager/sub-adviser of the Neuberger Berman/Lehman Brothers Funds.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.

By:  /s/ Peter E. Sundman
     ---------------------
     Peter E. Sundman
     Chief Executive Officer

Date: September 29, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     ---------------------
     Peter E. Sundman
     Chief Executive Officer

Date: September 29, 2008



By:  /s/ John M. McGovern
     ---------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: September 29, 2008